SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Schedule of supplemental cash flow information
For the years ended December 31, 2022 and December 31, 2021, respectively, supplemental cash flow information and supplemental disclosure of non-cash investing and financing activity consists of the following:

	2022	2021
Supplemental cash flow information:
Cash paid for income taxes	$0	$1,200
Supplemental disclosure of non-cash investing and financing activity:
Distributions owed to the members	1,411	11,857